Business combinations (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended		12 Months Ended	0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 20, 2013 FOSS	Feb. 20, 2013 FOSS item	Mar. 31, 2014 FOSS	Mar. 20, 2013 FOSS Forecast Minimum	Mar. 20, 2013 FOSS Forecast Maximum	Mar. 20, 2013 FOSS Customer base	Mar. 20, 2013 FOSS Contingent share-based consideration	Mar. 20, 2013 FOSS Contingent cash consideration	Mar. 20, 2013 FOSS Class A ordinary shares Contingent share-based consideration
Business combinations
Number of individual shareholders of FOSS with whom agreement is entered					2
Initial payment				$ 850
Number of shares to be issued subject to certain revenue and gross margin conditions												28,588
Estimated cost of acquisition
Initial payment				850
Estimated fair value of contingent cash consideration											5,267
Estimated fair value of contingent share-based consideration										538
Total estimated cost of acquisition				6,655			3,226	11,788
Loss from revaluation of contingent liabilities	922					1,381
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Intangible assets, NBV									6,389
Goodwill	11,351	11,351	10,990	361
Total assets				6,750
Deferred tax asset/(liability)				(95)
Total liabilities				(95)
Total net assets acquired				6,655
Total purchase consideration				$ 6,655			$ 3,226	$ 11,788
Amortization period of identified client base									5 years